Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (50,916)	SFr (54,233)	SFr (70,753)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	46	(61)	10
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined-benefit plans (net of tax)	(3,084)	(1,669)	4,426
Other comprehensive income/(loss)	(3,038)	(1,730)	4,436
Total comprehensive loss, net of tax	SFr (53,954)	SFr (55,963)	SFr (66,317)